Principles of Consolidation (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	$ 34,912,027	$ 35,232,786	$ 27,901,723
Total liabilities of VIE	5,126,249	6,534,203	2,028,896
Cash [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	84,695	1,146,546	343,990
Accounts Receivable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	1,837,401	418,875	722,598
Accounts receivable - related parties [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	339,044	377,821	284,986
Due From Related Party [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	58,400
Inventories (current and long-term) [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	11,584,819	11,334,233	10,373,398
Prepaid Expenses and Other Assets [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	13,646	2,388
Prepaid expenses - related parties [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	26,353	33,213	57,870
Property and equipment, net [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	918,823	966,148	790,563
Land use rights and yew forest assets, net [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	20,048,846	20,953,562	15,328,318
Accrued expenses and other payables [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	85,334	16,294	79,981
Taxes payable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	716	9,924	6,305
Due To Vie Holding Companies [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	1,659,586	1,703,324	1,939,720
Due to related parties [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	$ 3,380,613	$ 4,804,661	$ 1,900